Accumulated Other Comprehensive Income (Schedule of Reclassifications Out of Accumulated Other Comprehensive Income) (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and other expense, net	$ 9,835	$ 9,476	$ 8,938	$ 8,208	$ 7,741	$ 6,932	$ 6,786	$ 5,073	$ 3,764	$ 34,364	$ 22,555	$ 4,390
Interest Rate Swaps [Member] | Unrealized Income on Derivative Instruments [Member] | Amounts Reclassified from Accumulated Other Comprehensive Income to Net Income [Member]
Reclassification Adjustment out of Accumulated Other Comprehensive Income [Line Items]
Interest and other expense, net	$ (656)				$ 129					$ (818)	$ 1,386	$ 96